SHARE-BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share	$ 40	$ 40
Number outstanding as of September 30, 2015	12,334	12,334
Weighted Average Fair Value	$ 18.9
Weighted Average Remaining Life (Years)	4 years 7 months 13 days	5 years 7 months 13 days
Number Exercisable as of September 30, 2015	12,334
Weighted Average Exercise Price	$ 18.9